RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

27. RELATED PARTY TRANSACTIONS AND BALANCES

(a) Related party balances

Outstanding amounts due from/to related parties as of December 31, 2014 and 2015 were as follows:

	As of December 31,
	2014	2015
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable due from Gansu Jintai Electronic Power Company Ltd.("Gansu Jintai", an affiliated company, in which the Group owns 28% equity interests)	174,533,796	60,973,795

Advance to related parties:
Advances to subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	1,183,768	1,021,128

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	163,499	-

Total	175,881,063	61,994,923

Accounts payable due to related parties:
Accounts payable due to a subsidiary of ReneSola	12,544	12,544
Accounts payable due to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which the Shareholders, each holds more than 10%, and collectively hold 73%, of the equity interest)	1,465,985	1,465,985

Other payables due to related parties:
Other payables to Desun for leasing of land and buildings	7,577,316	4,969,104
Payable of travel reimbursement	-	23,871

Total	9,055,845	6,471,504

Borrowings due to subsidiaries of China Development Bank* (Note 20)	1,356,140,000	2,156,500,000

Accrued interest due to subsidiaries of China Development Bank	2,696,440	3,252,783

*
In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank.

(1)	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b) Related party transactions

For the years ended December 31, 2013, 2014 and 2015, revenues from sales of products and provision of processing services to subsidiaries of ReneSola amounted to RMB33,936,022, RMB557,097 and nil, respectively.

For the transaction with ReneSola during 2013, the Group entered into processing services agreements with subsidiaries of ReneSola, and revenue related to provision of processing services was recognised when such services had been performed.

For the years ended December 31, 2013, 2014 and 2015, raw materials purchased from a subsidiary of ReneSola amounted to RMB3,968,340, RMB22,977,148 and RMB62,640, respectively.

For the years ended December 31, 2013, 2014 and 2015, raw materials purchased from a subsidiary of Desun amounted to nil, RMB1,252,979 and nil, respectively.

On January 1, 2008, Desun and Jiangxi Jinko entered into an operating lease agreement pursuant to which Desun leased its buildings and land use rights to Jiangxi Jinko for a ten-year period from January 1, 2008 to December 31, 2017. Desun was deconsolidated from the Company on July 28, 2008 and became a related party of the Group. Desun charged Jiangxi Jinko RMB1,100,304 in rent for each year ended December 31, 2013, 2014 and 2015, respectively.

On December 20, 2012, JinkoSolar has signed a strategic cooperation agreement with Jinchuan Group Co., Ltd. ("Jinchuan Group"), a Chinese state-owned enterprise, to jointly invest and establish a Company (“Gansu Jintai” or “investee”), to develop 200 MW photovoltaic ("PV") solar power plant in Jinchang, Gansu Province, China. For the year ended December 31, 2013, 2014 and 2015, sales of solar module to Jinchuan Group amounted to RMB758,075,064, nil and nil.

During the years ended December 31, 2014 and 2015, the Shareholders provided guarantees for the Group's several short-term and long-term bank borrowings. As of December 31, 2014 and 2015, the balances of short-term borrowings guaranteed by the Shareholders were RMB494,963,947 and RMB391,905,224, respectively. As of December 31, 2014 and 2015, the balances of long-term borrowings guaranteed by the Shareholders were RMB141,400,000 and RMB662,400,878, respectively (Note 20).

For the years ended December 31, 2013, 2014 and 2015, borrowings from subsidiaries of China Development Bank amounted to RMB 360,000,000, RMB 1,002,140,000 and RMB 1,210,000,000, respectively. Repayment of borrowings to subsidiaries of China Development Bank amounted to RMB 2,000,000, RMB 4,000,000 and RMB 409,640,000, respectively. Interest charges in connection with the borrowings from China Development Bank amounted to RMB 20,114,758, RMB 52,883,293 and RMB 107,011,736, respectively.

The Company entered into a RMB17,000,000 loan agreement with a domestic bank in 2015 which was collateralized on Desun's equipment and land use right amounted to RMB 25,727,379.